INCOME TAX EXPENSE (Details Narrative) - SGD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Unused tax losses	$ 6,785,000	$ 4,501,000	$ 3,016,000
Unabsorbed capital allowance	1,145,000	1,218,000	776,000
Tax losses with no expiry	$ 2,439,000	$ 2,139,000	$ 1,624,000